INTEREST EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Other financing fees	$ 140	$ 83	$ 12
Interest expense	1,179	904	555
Interest on corporate facility
Disclosure of detailed information about borrowings [line items]
Interest	19	20	4
Interest on corporate debt
Disclosure of detailed information about borrowings [line items]
Interest	76	63	56
Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest	$ 944	$ 738	$ 483